Acquired Intangible Assets and Goodwill - Goodwill Impairment (Details) - Forge Nano, Inc. - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Goodwill
Beginning balance	$ 3,124	$ 3,124	$ 3,124
Impairment loss on goodwill	0	$ 0	0	$ 0
Ending balance	3,124		3,124	$ 3,124
Tool manufacturing and related services
Goodwill
Beginning balance	900
Ending balance	900		900
Coating services
Goodwill
Beginning balance	2,224
Ending balance	$ 2,224		$ 2,224